Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Assets Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Assets Measured at Fair Value [Line Items]
Financial assets at fair value through profit or loss	$ 358,387	$ 164,620
Level 1 [Member]
Schedule of Assets Measured at Fair Value [Line Items]
Financial assets at fair value through profit or loss	343,695	149,849
Level 2 [Member]
Schedule of Assets Measured at Fair Value [Line Items]
Financial assets at fair value through profit or loss		8,908
Level 3 [Member]
Schedule of Assets Measured at Fair Value [Line Items]
Financial assets at fair value through profit or loss	$ 14,692	$ 5,863	$ 5,741